CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Catholic Responsible Investments Magnus 45/55 Fund

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Catholic Responsible Investments Magnus 75/25 Fund

Catholic Responsible Investments Ultra Short Bond Fund

Catholic Responsible Investments Short Duration Bond Fund

Catholic Responsible Investments Opportunistic Bond Fund

Catholic Responsible Investments Bond Fund

Catholic Responsible Investments Equity Index Fund

Catholic Responsible Investments Multi-Style US Equity Fund

Catholic Responsible Investments International Equity Fund

Catholic Responsible Investments Small-Cap Fund

Catholic Responsible Investments International Small-Cap Fund

(collectively, the “Funds”)

Supplement dated June 23, 2023 to:

•	the Funds’ Prospectus dated March 1, 2023, (the “Prospectus”); and
•	the Funds’ Summary Prospectuses, each dated March 1, 2023 (the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Constance Christian, a portfolio manager of the Funds, has retired from Christian Brothers Investment Services, Inc. (“CBIS”), the Fund’s investment adviser, effective June 23, 2023. John Geissinger, Chief Investment Officer of CBIS, and Hoa Quach, Managing Director at CBIS, will continue to serve as portfolio managers of the Funds. Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	All references to Ms. Christian are hereby deleted from the Summary Prospectuses and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-004-0100

CATHOLIC RESPONSIBLE INVESTMENTS FUNDS

Catholic Responsible Investments Magnus 45/55 Fund

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Catholic Responsible Investments Magnus 75/25 Fund

Catholic Responsible Investments Ultra Short Bond Fund

Catholic Responsible Investments Short Duration Bond Fund

Catholic Responsible Investments Opportunistic Bond Fund

Catholic Responsible Investments Bond Fund

Catholic Responsible Investments Equity Index Fund

Catholic Responsible Investments Multi-Style US Equity Fund

Catholic Responsible Investments International Equity Fund

Catholic Responsible Investments Small-Cap Fund

Catholic Responsible Investments International Small-Cap Fund

(collectively, the “Funds”)

Supplement dated June 23, 2023 to:

•	the Funds’ Statement of Additional Information dated March 1, 2023 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Constance Christian, a portfolio manager of the Funds, has retired from Christian Brothers Investment Services, Inc. (“CBIS”), the Fund’s investment adviser, effective June 23, 2023. John Geissinger, Chief Investment Officer of CBIS, and Hoa Quach, Managing Director at CBIS, will continue to serve as portfolio managers of the Funds. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	All references to Ms. Christian are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRI-SK-005-0100